     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 22, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster                           St. Francis, Wisconsin            December 4, 2003
------------------------------------      ------------------------------------      ------------------
         (Signature)                      (City, State)                             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                      110

Form 13F Information Table Value Total:                 $563,834
                                                     -----------
                                                      (thousands)

List of Other Included Managers:                            None

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      FORM 13F
                                                                  INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
Column 1:                      Column 2:  Column 3: Column 4:        Column 5:             COLUMN 6:    Column 7:      Column 8:
                                                               ------------------------                                 Voting
 Name of                        Title of    CUISP              Shares or                  Investment Other Managers   Authority
                                                                                                                    ----------------
 Issuer                          Class     Number     Value    Principal SH/PRN Put/Call  Discretion                Sole Shared None
                                                    (x$1000)    Amount
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.               Option   00724F901  $ 4,256       750      SH     CALL     Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corporation               Common   021441100  $ 7,051   118,500      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc.                  Common   023135106  $ 6,164    35,800      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Base Ten Systems - Class A       Common   069779205  $   412   366,500      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Breed Technologies Inc.          Common   106702103  $   841   236,100      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.       Common   071813109  $     5    50,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Cal Fed Bank                     Right    130209703  $   561    48,752      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications     Common   184502102  $ 8,322   124,100      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Coeur D'Alene Mining             Common   192108108  $    61    14,800      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Coeur D'Alene Mining           Preferred  192108207  $ 1,134   206,100      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Brightpoint Inc.                 Common   109473108  $   366    61,600      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Corporate Express Inc.           Common   219888104  $   109    21,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.        Preferred  165167305  $   175    14,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
CMG Information Services Inc.    Common   125750109  $34,452   188,200      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.            Debt    225302AC2  $ 4,350     5,577     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands Intl.            Common   170032106  $   256    25,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Cymer Inc.                       Common   232572107  $   203    10,234      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Cymer Inc.                        Debt    232572AC1  $29,902    37,030     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Datatec Systems Inc.             Common   238128102  $   276    85,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.              Common   247025109  $ 2,914    71,300      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Designer Holdings              Preferred  250570207  $14,647   421,487      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Echo Bay Mines                   Common   278751102  $    66    39,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp.                       Common   284131208  $ 2,769    39,700      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.        Common   282577105  $   407   310,200      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.         Debt    282577AC9  $ 1,009     1,830     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores     Warrant   31410H127  $ 3,376   219,600      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                   Common   35906P105  $ 3,963    76,400      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Transgenics Corp.        Common   37246E105  $   453   115,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Household International Inc.     Common   441815107  $ 2,765    60,600      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
HMT Technology Corp.             Option   403917907  $   273       780      SH     CALL     Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
HMT Technology Corp.              Debt    403917AD9  $ 4,710    10,954     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.                      Debt    428291AA6  $ 1,245     1,500     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines  Option   459200901  $12,230       690      SH     CALL     Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                     Option   45323G909  $ 1,395     1,800      SH     CALL     Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                      Debt    45323GAC3  $28,084    28,225     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Integrat Health                   Debt    45812CAE6  $ 1,437     2,356     PRN              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------
Intl. Microcomputer Software     Common   459862306  $ 1,375   125,000      SH              Sole                     X
------------------------------------------------------------------------------------------------------------------------------------

Investment Technology Group         Common     461450108      $ 3,218       63,400       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
IT Group Inc.                     Preferred    465266302      $10,661      484,580       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Jacor Communications Inc.          Warrant     469858138      $ 5,381      531,500       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Jeffries Group Inc.                 Common     472318104      $ 2,993       63,100       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.                     Common     517924106      $ 2,673      509,200       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Prod.      Common     B5628B104      $12,300      410,000       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Prod.      Option     B5628B904      $   375          125       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Prod.      Option     B5628B954      $   300          100       SH     PUT   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                     Common     502161102      $   329       10,500       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Limited Inc.                        Common     532716107      $ 3,778       95,200       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Michaels Stores                      Debt      594087AC2      $ 4,906        5,233      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Miravant Medical Technology         Common     604690107      $ 5,138      747,376       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                     Option     594918904      $17,925        2,000       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Micron Tech                         Common     595112103      $   219        4,540       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Micron Tech                         Option     595112903      $ 2,413          500       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.                         Common     654902204      $ 1,713       11,000       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Novell Inc.                         Option     670006905      $ 1,259          500       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Offshore Logistics                   Debt      676255AF9      $ 9,522       10,945      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.                     Common     68212D102      $ 5,672      392,900       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Organogenesis Inc.                  Common     685906109      $ 2,537      219,437       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny Moe & Jack          Debt      713278AJ8      $ 4,843        9,450      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.             Debt      741932AB3      $ 6,266       25,575      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.             Debt      741932AA5      $ 5,790        6,580      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Peak International Ltd.             Common     G69586108      $    46       20,000       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                         Common     717081103      $ 1,596       11,500       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Inc.                    Common     03113V109      $   192       47,900       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Inc.                     Debt      03113VAB5      $   342        2,850      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.                  Debt      701081AD3      $ 4,920        8,304      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.            Preferred    703224204      $ 1,849      105,666       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.             Warrant     703224113      $    12       48,144       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                       Option     747906905      $   900          500       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                       Common     747906105      $ 1,490       82,800       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                        Debt      747906AC9      $ 9,878       10,975      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Queen Sand Resources Inc.           Common     747927101      $   168      117,172       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl.          Common     749121109      $ 1,504       20,860       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl.          Option     749121909      $ 1,802          250       SH    CALL   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl.          Option     749121959      $ 1,802          250(P)    SH     PUT   Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corp.                      Debt      755246AA3      $23,737       42,388      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.          Common     74960K876      $ 1,313       52,500       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                       Common     760943100      $   790       35,000       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                        Debt      760943AC4      $17,999       13,805      PRN           Sole             X
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company                     Preferred    779273309      $ 3,808      102,231       SH           Sole             X
------------------------------------------------------------------------------------------------------------------------------------

Sinclair Broadcast Group        Preferred   829226505     $10,187     244,736     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Sabratek Corp.                     Debt     78571UAA6     $   473         750    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
SBS Broadcasting                   Debt     805906AA2     $10,435       9,035    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
SCI Systems Inc.                   Debt     783890AD8     $ 1,228       1,000    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                Preferred   81211K209     $17,781     357,160     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Tech                      Common    811804103     $ 2,232      75,500     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.              Debt     827056AC6     $12,004      13,641    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Simula Inc.                       Common    829206101     $ 1,422     250,004     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Simula Inc.                        Debt     829206AB7     $ 3,143       3,892    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation               Common    867071102     $ 6,471   1,163,300     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation               Option    867071952     $ 1,252       2,250     SH     PUT   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Softnet Systems                   Common    833964109     $ 4,791     130,800     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Softnet Systems                   Option    833964959     $13,625       3,720     SH     PUT   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies              Preferred   792856205     $ 8,562     147,300     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies                Option    792860908     $ 3,106       1,000     SH    CALL   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electronics Corp.     Option    817265951     $   931         980     SH     PUT   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Tel-Save Holdings Inc.            Common    879176105     $   554      53,100     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines              Common    893349837     $ 2,453     472,879     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.            Common    882508104     $ 2,382      24,000     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.            Option    882508904     $ 3,970         400(C)  SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                    Preferred   909214207     $40,470     783,926     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                      Option    909214908     $19,367       6,995     SH    CALL   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                      Option    909214958     $11,906       4,300     SH     PUT   Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.                      Warrant    925524134     $   802      52,600     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.             Common    958102105     $ 1,555     195,955     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.              Debt     958102AH8     $ 4,016      18,763    PRN           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources Inc.      Preferred   958259301     $   280       8,950     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                         Common    929248102     $   788     100,000     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                       Preferred   929248201     $ 5,453     161,564     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                       Preferred   929248300     $ 5,753     177,017     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------
Telular Corp.                     Common    87970T208     $    71      49,734     SH           Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------